EQUITY METHOD INVESTMENTS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 USD ($)
Investments In Affiliates Subsidiaries Associates And Joint Ventures Details [Abstract]
Equity method investments	€ 160	€ 152	€ 188	$ 179
Revenue	247	137	176
Gross profit	67	79	74
Net earnings	8	2	29
Group's equity in net earnings	8	(1)	15
Dividends received by the Group	6	30	2
Current assets	198	516	222
Non-current assets	242	238	301
Current liabilities	96	429	101
Non-current liabilities	204	192	250
Net assets	140	133	171
Group's equity in net assets	€ 61	€ 57	€ 79